Business Combinations (Details) - Schedule of Estimate Amortization Expense	Dec. 31, 2023 USD ($)
Schedule of Estimate Amortization Expense [Abstract]
2024	$ 257,722
2025	233,766
2026	233,766
2027	233,766
2028	12,980
Thereafter	25,962
Total	$ 997,962